Loss on disposal of a subsidiary (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Loss on disposal			$ (42,346)
Zhengxinhui Education Technology Co Ltd [Member]
Cash consideration				$ 310
Net Assets				$ 42,656
Loss on disposal	$ 42,346
Zhengxinhui Education Technology Co Ltd [Member]
Equity interest				100.00%